Material Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	5 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	40 years
Structures | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	5 years
Structures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	40 years
Machinery and equipment (Telecommunications equipment and others) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	2 years
Machinery and equipment (Telecommunications equipment and others) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	40 years
Vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	4 years
Vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	10 years
Tools | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	3 years
Tools | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	6 years
Office equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	2 years
Office equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	8 years